Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory write-downs	$ 452,000	$ 41,000
Write-down changes in price levels	$ 627,000